UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21180

Name of Fund:   BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income             Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 102.0%

Alabama — 1.9%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC)(a):
6.00%, 06/01/19	$1,000	$1,064,910
6.13%, 06/01/19	1,000	1,066,740
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	335	374,074

		2,505,724
California — 14.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18(a)	2,005	2,070,583
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/42	1,120	1,256,192
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 07/01/38	1,175	1,202,178
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 07/01/18(a)	1,400	1,434,132
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,025	1,227,120
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 04/01/19(a)	3,210	3,377,755
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	1,000	1,138,790
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B (AGC), 5.38%, 08/01/19(a)	1,125	1,194,964
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,000	1,180,660
5.50%, 11/01/31	1,500	1,768,260
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	505	583,214
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	380	452,337

Security	Par (000)	Value
California (continued)
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 05/15/38	$2,355	$2,733,189

		19,619,374
Colorado — 3.9%
City & County of Denver Colorado Airport System, ARB, Sub-System, Series B, 5.25%, 11/15/32	3,250	3,742,960
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	1,425	1,512,638

		5,255,598
Florida — 9.3%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	5,078,000
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	205	235,976
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	4,215	4,957,430
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/41	1,305	1,438,945
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	745	859,432

		12,569,783
Georgia — 2.1%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	2,500	2,816,700

Illinois — 20.8%
City of Chicago Illinois, Refunding GARB, O’Hare International Airport, 3rd Lien, Series C (AGC), 5.25%, 01/01/30	1,000	1,059,840
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(a)	690	773,366
Series A, 5.75%, 01/01/39	135	149,596
Series C, 6.50%, 01/01/21(a)	3,740	4,275,568
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	1,300	1,360,268
Sales Tax Receipts, 5.25%, 12/01/36	3,185	3,427,825

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB (continued):
Sales Tax Receipts, 5.25%, 12/01/40	$3,000	$3,215,940
City of Chicago Illinois Transit Authority, Refunding RB, Federal Transit Administration, Section 5309 (AGM), 5.00%, 06/01/28	3,000	3,151,110
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	1,480	1,552,120
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	855	914,269
5.25%, 12/01/43	1,430	1,494,936
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 08/15/41	1,885	2,128,071
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 06/01/23	915	1,032,385
6.00%, 06/01/28	260	292,284
State of Illinois, GO:
5.25%, 02/01/31	610	650,193
5.25%, 02/01/32	1,000	1,062,530
5.50%, 07/01/33	1,000	1,084,660
5.50%, 07/01/38	270	290,191

		27,915,152
Indiana — 1.9%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	470	489,815
5.50%, 01/01/38	1,945	2,023,364

		2,513,179
Kentucky — 0.7%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC)(a):
5.25%, 02/01/19	100	104,135
5.25%, 02/01/19	800	833,080

		937,215
Louisiana — 1.0%
City of New Orleans Louisiana Aviation Board, Refunding GARB, Restructuring (AGC)(a):
Series A-1, 6.00%, 01/01/19	375	392,595
Series A-2, 6.00%, 01/01/19	150	157,038

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	$790	$829,587

		1,379,220
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	695	782,925
Massachusetts Development Finance Agency, Refunding RB, Emmanuel College Issue, Series A, 5.00%, 10/01/35	500	567,875

		1,350,800
Michigan — 2.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM):
6.25%, 07/01/19(a)	1,695	1,817,345
6.25%, 07/01/36	5	5,311
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 09/01/18(a)	1,205	1,266,298

		3,088,954
Minnesota — 2.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	565	592,397
6.50%, 11/15/38	3,115	3,259,380

		3,851,777
Mississippi — 1.8%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,000	1,248,990
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,145,360

		2,394,350
Nevada — 3.4%
County of Clark Nevada, GO, Limited Tax, 5.00%, 06/01/18(a)	2,410	2,454,151

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nevada (continued)
County of Clark Nevada Water Reclamation District, GO, Series A, 5.25%, 07/01/19(a)	$2,000	$2,115,000

		4,569,151
New Jersey — 5.0%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	1,300	1,381,926
New Jersey Housing & Mortgage Finance Agency, RB, S/F, Series CC, 5.25%, 10/01/29	1,455	1,494,823
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,080,240
Series AA, 5.50%, 06/15/39	1,620	1,769,688

		6,726,677
New York — 6.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4 (AGC), 5.50%, 01/15/29	2,465	2,574,298
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	1,565	1,775,571
Series A-1, 5.25%, 11/15/39	1,000	1,166,710
Metropolitan Transportation Authority, Refunding RB, Green Bond, Series C-1, 4.00%, 11/15/37(b)	1,280	1,360,755
Westchester New York Tobacco Asset Securitization, Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	430	413,101

		8,651,190
Ohio — 0.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	470	541,520

Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	990	1,089,119

Oregon — 0.2%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	510	222,513

Security	Par (000)	Value
Pennsylvania — 2.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing Mortgage, Series 123-B, 4.00%, 10/01/42	$535	$553,928
Pennsylvania Turnpike Commission, RB, Series C, 5.00%, 12/01/43	1,720	1,914,343
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,500	1,693,185

		2,800,701
Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/42	1,645	1,705,651

South Carolina — 2.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	1,525	1,773,606
State of South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	305	334,021
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,275	1,441,706

		3,549,333
Texas — 12.9%
Austin Community College District Public Facility Corp., RB, Educational Facilities Project, Round Rock Campus, 5.25%, 08/01/18(a)	1,000	1,025,660
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	980	1,113,133
City of Frisco Texas ISD, GO, School Building (AGC), 5.50%, 08/15/41	3,365	3,582,615
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
5.38%, 05/15/19(a)	945	995,406
6.00%, 05/15/19(a)	2,465	2,618,422
6.00%, 05/15/19(a)	2,100	2,230,704
6.00%, 11/15/35	135	143,884
6.00%, 11/15/36	115	122,568
5.38%, 11/15/38	55	57,804

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	$205	$215,705
6.50%, 07/01/37	795	833,287
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,000	1,165,170
North Texas Tollway Authority, Refunding RB, 1st Tier(a):
(AGM), 6.00%, 01/01/21	1,000	1,129,890
Series K-1 (AGC), 5.75%, 01/01/19	1,500	1,566,390
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	440	499,726

		17,300,364
Virginia — 1.1%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	370	406,674
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	1,000	1,050,760

		1,457,434
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	1,025	1,136,069
State of Washington, GO, Various Purposes, Series B, 5.25%, 02/01/21(a)	795	882,450

		2,018,519
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority, RB, Aspirus, Inc. Obligated Group, 4.00%, 08/15/48	75	76,082

Total Municipal Bonds — 102.0% (Cost — $127,282,148)		136,906,080

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts — 62.0%(d)

Alabama — 0.8%
Auburn University, Refunding RB, Series A, 4.00%, 06/01/41	$1,000	$1,051,470

California — 12.7%
Fremont Union High School District, GO, Refunding Series A, 4.00%, 08/01/46	1,640	1,755,046
Sacramento Area Flood Control Agency, Refunding RB, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,775	3,222,089
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 08/01/21(a)	10,680	12,032,355

		17,009,490
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,306	1,478,072

District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/18(a)(e)	759	788,018

Illinois — 5.4%
State of Illinois Toll Highway Authority, RB:
Senior Priority, Series A, 5.00%, 01/01/40	825	936,862
Senior, Series B, 5.00%, 01/01/40	3,329	3,770,522
Series C, 5.00%, 01/01/38	2,252	2,542,791

		7,250,175
Michigan — 2.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	2,650	3,018,999

Nevada — 4.9%
County of Clark Nevada Water Reclamation District, GO, Limited Tax, 6.00%, 07/01/18(a)	2,000	2,053,530
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 06/01/28	4,100	4,524,432

		6,577,962

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey — 6.6%
New Jersey EDA, RB, School Facilities Construction (AGC):(a)
6.00%, 12/15/18	$986	$1,033,096
6.00%, 12/15/18	14	14,619
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 01/01/38(e)	6,020	6,705,919
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(e)	1,000	1,067,036

		8,820,670
New York — 14.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 06/15/44	4,993	5,602,775
Series FF, 5.00%, 06/15/45	3,019	3,341,379
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	900	935,109
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(e)	1,000	1,119,267
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,540	2,970,093
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,955	3,294,831
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(e)	1,740	1,969,122

		19,232,576
North Carolina — 2.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,400	2,734,788

Pennsylvania — 3.5%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,349	1,547,244
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,094	1,287,502
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,640	1,898,382

		4,733,128

Security	Par/Shares (000)	Value
Rhode Island — 1.5%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	$1,982	$2,046,332

Texas — 5.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,456	4,918,566
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 09/01/21(a)	2,310	2,617,507

		7,536,073
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	1,005	1,056,090

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 62.0% (Cost — $79,279,124)		83,333,843

Total Long-Term Investments — 164.0% (Cost — $206,561,272)		220,239,923

Short-Term Securities — 0.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(f)(g)	659,074	659,271

Total Short-Term Securities — 0.5% (Cost — $659,271)		659,271

Total Investments — 164.5% (Cost — $207,220,543)		220,899,194
Other Assets Less Liabilities — 1.4%		1,899,860
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.5)%		(46,351,213)
VMTP Shares, at Liquidation Value — (31.4)%		(42,200,000)

Net Assets Applicable to Common Shares — 100.0%		$134,247,841

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF)

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 7, 2018 to July 1, 2020, is $7,481,044.
(f)	Annualized 7-day yield as of period end.
(g)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	189,247	469,827	659,074	$659,271	$431	$(46)	$19

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	11	03/20/18	$1,364,516	$9,831
Long U.S. Treasury Bond	16	03/20/18	2,427,500	25,455
5-Year U.S. Treasury Note	31	03/29/18	3,606,656	13,697

Total				$48,983

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$220,239,923	$—	$220,239,923
Short-Term Securities	659,271	—	—	659,271

Total	$659,271	$220,239,923	$—	$220,899,194

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$48,983	$—	$—	$48,983

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Municipal Income Investment Quality Trust (BAF)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(46,259,120)	$—	$(46,259,120)
VMTP Shares at Liquidation Value	—	(42,200,000)	—	(42,200,000)

	$—	$(88,459,120)	$—	$(88,459,120)

During the period ended November 30, 2017, there were no transfers between levels.

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Investment Quality Trust

Date: January 22, 2018